UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-835-4531

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1.	Reports to Stockholders.

June 30, 2017

SEMI-ANNUAL REPORT

SEI Insurance Products Trust

➤ VP Defensive Strategy Fund

➤ VP Conservative Strategy Fund

➤ VP Moderate Strategy Fund

➤ VP Market Plus Strategy Fund

➤ VP Balanced Strategy Fund

➤ VP Market Growth Strategy Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

VP Defensive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 56.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	39,893	$414
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	21,259	213
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,463	10
SEI Institutional Managed Trust Real Return Fund, Cl Y	7,025	71
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	8,348	85

Total Fixed Income Funds (Cost $795) ($ Thousands)		793

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	27,758	283
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,553	71
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,300	70

Total Multi-Asset Funds (Cost $412) ($ Thousands)		424

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	6,001	$71
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,148	56

Total Equity Funds (Cost $112) ($ Thousands)		127

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.760%**	70,851	71

Total Money Market Fund (Cost $71) ($ Thousands)		71

Total Investments — 100.2% (Cost $1,390) ($ Thousands)		$1,415

Percentages are based on Net Assets of $1,412 ($ Thousands).

**	Rate shown is the 7-day effective yield as of June 30, 2017.

Cl — Class

The following is a list of the inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$1,415	$–	$–	$1,415

Total Investments in Securities	$1,415	$–	$–	$1,415

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$528	$18	$(129)	$(1)	$(2)	$414	$4
SEI Institutional Managed Trust Conservative Income Fund, CI Y	270	10	(66)	–	(1)	213	1
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	13	1	(5)	1	–	10	–
SEI Institutional Managed Trust Real Return Fund, CI Y	90	3	(22)	1	(1)	71	1
SEI Institutional Managed Trust U.S. Fixed Income Fund, CI Y	109	4	(28)	(1)	1	85	1
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	360	8	(91)	–	6	283	–
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	90	3	(24)	1	1	71	1
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	90	3	(21)	–	(2)	70	–
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	90	2	(28)	–	7	71	–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	71	2	(21)	–	4	56	–
SEI Daily Income Trust Government Fund, CI F	90	2	(22)	–	1	71	–

Totals	$1,801	$56	$(457)	$1	$14	$1,415	$8

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

VP Conservative Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 51.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	191,067	$1,985
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	59,615	558
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	40,590	417
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	139,329	1,393
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	71,943	523
SEI Institutional Managed Trust Real Return Fund, Cl Y	55,301	557
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	164,125	1,669

Total Fixed Income Funds (Cost $7,056) ($ Thousands)		7,102

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	42,413	412
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	232,033	2,362

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	77,296	$836
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	82,346	697

Total Multi-Asset Funds (Cost $4,259) ($ Thousands)		4,307

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	129,698	1,525
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	54,064	970

Total Equity Funds (Cost $2,289) ($ Thousands)		2,495

Total Investments — 100.2% (Cost $13,604) ($ Thousands)		$13,904

Percentages are based on Net Assets of $13,880 ($ Thousands).

CI — Class

The following is a list of the inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$13,904	$—	$—	$13,904

Total Investments in Securities	$13,904	$—	$—	$13,904

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$1,999	$271	$(272)	$(4)	$(9)	$1,985	$16
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	561	70	(77)	—	4	558	4
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	422	35	(77)	(3)	40	417	—
SEI Institutional Managed Trust Conservative Income Fund, CI Y	1,402	184	(192)	—	(1)	1,393	6
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	529	77	(92)	1	8	523	17
SEI Institutional Managed Trust Real Return Fund, CI Y	561	74	(74)	—	(4)	557	4
SEI Institutional Managed Trust U.S. Fixed Income Fund, CI Y	1,688	202	(249)	(2)	30	1,669	19
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	422	37	(68)	(1)	22	412	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	2,384	249	(316)	(3)	48	2,362	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	841	106	(127)	1	15	836	11
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	702	105	(88)	(1)	(21)	697	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	1,542	148	(288)	(10)	133	1,525	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	980	110	(174)	2	52	970	4

Totals	$14,033	$1,668	$(2,094)	$(20)	$317	$13,904	$81

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

VP Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 36.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	81,894	$ 851
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	42,028	393
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	38,181	392
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	81,152	590
SEI Institutional Managed Trust Real Return Fund, Cl Y	38,934	392
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	206,051	2,096

Total Fixed Income Funds (Cost $4,647) ($ Thousands)		4,714

Multi-Asset Funds — 34.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	199,647	1,941
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	128,465	1,308
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	60,623	655
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	77,143	653

Total Multi-Asset Funds (Cost $4,508) ($ Thousands)		4,557

Equity Funds — 29.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	166,856	1,962
SEI Institutional Managed Trust Large Cap Fund, Cl Y	37,495	525
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	72,879	1,307

Total Equity Funds (Cost $3,432) ($ Thousands)		3,794

Total Investments — 100.2% (Cost $12,587) ($ Thousands)		$ 13,065

Percentages are based on Net Assets of $13,038 ($ Thousands).

Cl — Class

The following is a list of the inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$13,065	$–	$–	$13,065

Total Investments in Securities	$13,065	$–	$–	$13,065

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

VP Moderate Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$897	$74	$(115)	$(2)	$(3)	$851	$7
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	414	33	(55)	—	1	393	3
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	414	23	(84)	2	37	392	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	624	57	(99)	2	6	590	18
SEI Institutional Managed Trust Real Return Fund, Cl Y	414	33	(53)	1	(3)	392	3
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,214	148	(299)	(2)	35	2,096	24
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,076	116	(351)	(14)	114	1,941	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,378	83	(178)	(2)	27	1,308	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	689	54	(101)	—	13	655	9
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	689	67	(83)	—	(20)	653	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,065	118	(390)	(7)	176	1,962	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	549	44	(109)	4	37	525	3
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,374	103	(241)	4	67	1,307	5

Totals	$13,797	$953	$(2,158)	$(14)	$487	$13,065	$72

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

VP Market Plus Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 63.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	29,872	$337
SEI Institutional International Trust International Equity Fund, Cl Y	94,601	1,007
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	32,967	384
SEI Institutional Managed Trust Large Cap Fund, Cl Y	72,445	1,014
SEI Institutional Managed Trust Small Cap Fund, Cl Y	22,541	289

Total Equity Funds (Cost $2,599) ($ Thousands)		3,031

Multi-Asset Funds — 19.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	97,255	945

Total Multi-Asset Funds (Cost $941) ($ Thousands)		945

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	28,051	$289
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	39,664	288
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	23,382	238

Total Fixed Income Funds (Cost $767) ($ Thousands)		815

Total Investments — 100.2% (Cost $4,307) ($ Thousands)		$4,791

Percentages are based on Net Assets of $4,783 ($ Thousands).

Cl — Class

The following is a list of the inputs used as of June 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$4,791	$—	$—	$4,791

Total Investments in Securities	$4,791	$—	$—	$4,791

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to

Financial Statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$277	$3	$(18)	$—	$75	$337	$—
SEI Institutional International Trust International Equity Fund, Cl Y	974	—	(111)	4	140	1,007	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	365	2	(16)	1	32	384	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	959	17	(41)	(1)	80	1,014	3
SEI Institutional Managed Trust Small Cap Fund, Cl Y	274	14	(6)	—	7	289	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	927	16	(41)	(3)	46	945	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	328	8	(46)	1	(2)	289	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	279	16	(12)	(1)	6	288	8
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	232	9	(5)	—	2	238	3

Totals	$4,615	$85	$(296)	$1	$386	$4,791	$14

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

VP Balanced Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 35.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	42,015	$432
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	59,683	434
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	212,422	2,160

Total Fixed Income Funds (Cost $2,984) ($ Thousands)		3,026

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	176,224	1,713
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	40,022	432
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	82,015	695

Total Multi-Asset Funds (Cost $2,869) ($ Thousands)		2,840

Equity Funds — 32.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	22,988	259

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional International Trust International Equity Fund, Cl Y	81,073	$864
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	37,032	431
SEI Institutional Managed Trust Large Cap Fund, Cl Y	68,079	953
SEI Institutional Managed Trust Small Cap Fund, Cl Y	20,284	260

Total Equity Funds (Cost $2,426) ($ Thousands)		2,767

Total Investments — 100.2% (Cost $8,279) ($ Thousands)		$8,633

Percentages are based on Net Assets of $8,616 ($ Thousands).

Cl — Class

The following is a list of the inputs used as of June 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$8,633	$–	$–	$8,633

Total Investments in Securities	$8,633	$–	$–	$8,633

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$403	$55	$(63)	$—	$37	$432	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	406	77	(55)	—	6	434	12
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,024	370	(254)	(12)	32	2,160	23
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,614	256	(230)	(23)	96	1,713	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	403	72	(51)	—	8	432	6
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	645	136	(66)	(3)	(17)	695	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	245	28	(56)	—	42	259	—
SEI Institutional International Trust International Equity Fund, Cl Y	810	103	(161)	(2)	114	864	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	401	62	(68)	2	34	431	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	883	139	(143)	(11)	85	953	3
SEI Institutional Managed Trust Small Cap Fund, Cl Y	241	47	(35)	(1)	8	260	—

Totals	$8,075	$1,345	$(1,182)	$(50)	$445	$8,633	$44

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

VP Market Growth Strategy Fund

† Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 44.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	46,546	$525
SEI Institutional International Trust International Equity Fund, Cl Y	184,353	1,963
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	67,090	782
SEI Institutional Managed Trust Large Cap Fund, Cl Y	149,882	2,097
SEI Institutional Managed Trust Small Cap Fund, Cl Y	30,847	395

Total Equity Funds (Cost $5,121) ($ Thousands)		5,762

Multi-Asset Funds — 31.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	266,223	2,588
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	48,490	524
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	124,285	1,053

Total Multi-Asset Funds (Cost $4,249) ($ Thousands)		4,165

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 24.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	63,785	$655
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	90,353	657
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	180,024	1,831

Total Fixed Income Funds (Cost $3,082) ($ Thousands)		3,143

Total Investments — 100.2% (Cost $12,452) ($ Thousands)		$13,070

Percentages are based on Net Assets of $13,048 ($ Thousands).

Cl — Class

The following is a list of the inputs used as of June 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$13,070	$—	$—	$13,070

Total Investments in Securities	$13,070	$—	$—	$13,070

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$476	$65	$(104)	$3	$85	$525	$—
SEI Institutional International Trust International Equity Fund, Cl Y	1,764	264	(310)	—	245	1,963	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	692	118	(90)	4	58	782	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,846	326	(233)	(12)	170	2,097	6
SEI Institutional Managed Trust Small Cap Fund, Cl Y	347	79	(39)	—	8	395	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,353	410	(284)	(33)	142	2,588	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	468	94	(48)	—	10	524	8
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	936	210	(66)	(5)	(22)	1,053	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	587	100	(86)	—	54	655	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	590	127	(68)	(3)	11	657	18
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,651	348	(185)	(7)	24	1,831	18

Totals	$11,710	$2,141	$(1,513)	$(53)	$785	$13,070	$50

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	7

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

June 30, 2017 (Unaudited)

	VP Defensive Strategy Fund	VP Conservative Strategy Fund
Assets:
Investments in affiliated funds, at market value †	$ 1,415	$ 13,904
Income distribution receivable from affiliated funds	1	14
Receivable for investment securities sold	1	17
Receivable for fund shares sold	—	—
Receivable from administrator	—	—
Total Assets	1,417	13,935
Liabilities:
Payable for investment securities purchased	1	14
Payable for fund shares redeemed	—	1
Distribution fees payable	—	3
Investment advisory fees payable	—	1
Shareholder servicing fees payable	—	3
Accrued expenses	4	33
Total Liabilities	5	55
Net Assets	$ 1,412	$ 13,880
† Cost of investments in affiliated funds	$ 1,390	$ 13,604
Net Assets:
Paid in Capital (unlimited authorization - no par value)	$ 1,399	$ 13,660
Undistributed net investment income	5	27
Accumulated net realized loss on investments and foreign currency	(17)	(107)
Net unrealized appreciation on investments	25	300
Net Assets	$ 1,412	$ 13,880
Net Asset Value, Offering and Redemption Price Per Share — Class II	$ 10.12	$ 10.43
	($1,207,601 ÷ 119,284 shares)	($1,556,486 ÷ 149,222 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class III	$ 10.11	$ 10.41
	($204,607 ÷ 20,247 shares)	($12,323,966 ÷ 1,184,007 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

VP Moderate Strategy Fund	VP Market Plus Strategy Fund	VP Balanced Strategy Fund	VP Market Growth Strategy Fund

$ 13,065	$ 4,791	$ 8,633	$ 13,070
11	2	8	8
26	6	9	15
—	—	9	—
—	1	2	4
13,102	4,800	8,661	13,097

11	2	17	8
11	—	—	1
3	1	2	3
—	—	1	1
—	—	2	3
39	14	23	33
64	17	45	49
$ 13,038	$ 4,783	$ 8,616	$ 13,048
$ 12,587	$ 4,307	$ 8,279	$ 12,452

$ 12,649	$ 4,617	$ 8,439	$ 12,962
43	2	13	16
(122)	(320)	(190)	(548)
478	484	354	618
$ 13,038	$ 4,783	$ 8,616	$ 13,048
$ 10.61	$ 10.93	$ 10.55	$ 10.56
($1,963,383 ÷ 185,066 shares)	($966,535 ÷ 88,437 shares)	($809,226 ÷ 76,737 shares)	($2,462,461 ÷ 233,083 shares)
$ 10.58	$ 10.90	$ 10.53	$ 10.54
($11,074,750 ÷ 1,046,453 shares)	($3,816,138 ÷ 349,989 shares)	($7,806,403 ÷ 741,387 shares)	($10,585,391 ÷ 1,004,660 shares)

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	9

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended June 30, 2017 (Unaudited)

	VP Defensive Strategy Fund	VP Conservative Strategy Fund
Investment Income:
Income distributions from affiliated funds	$ 8	$ 81
Other Income	1	1
Total Investment Income	9	82
Expenses:
Shareholder servicing fees — Class II	2	2
Shareholder servicing fees — Class III	—	15
Administration fees	1	10
Investment advisory fees	1	7
Distribution fees — Class III	—	18
Professional fees	2	17
Printing fees	2	15
Pricing fees	—	3
Custodian/Wire Agent fees	—	4
Other expenses	—	1
Total Expenses	8	92
Less:
Administration fees waived	(1)	(10)
Reimbursement from administrator	(3)	(28)
Waiver of distribution fees — Class III	—	(3)
Net Expenses	4	51
Net Investment Income (Loss)	5	31
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	1	(20)
Net realized loss on foreign currency transactions	—	(6)
Capital gain distributions received from affiliated funds	1	13
Net change in unrealized appreciation from affiliated funds	14	317
Net change in unrealized appreciation on foreign currency transactions	—	1
Net Realized and Unrealized Gain from Affiliated Funds	16	305
Net Increase in Net Assets Resulting from Operations	$ 21	$ 336

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

VP Moderate Strategy Fund	VP Market Plus Strategy Fund	VP Balanced Strategy Fund	VP Market Growth Strategy Fund

$ 72	$ 14	$ 44	$ 50
1	1	1	1
73	15	45	51
2	1	1	3
15	5	9	12
10	4	6	9
7	2	4	6
17	6	11	14
17	6	10	15
15	5	9	14
3	1	2	2
4	1	2	3
1	—	1	1
91	31	55	79
(10)	(4)	(6)	(9)
(24)	(9)	(13)	(21)
(3)	(1)	(2)	(2)
54	17	34	47
19	(2)	11	4
(14)	1	(50)	(53)
(12)	—	—	—
18	—	—	—
487	386	445	785
4	—	—	—
483	387	395	732
$ 502	$ 385	$ 406	$ 736

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	11

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended June 30, 2017 (Unaudited) and the year ended December 31,

	VP Defensive Strategy Fund		VP Conservative Strategy Fund
	1/01/17 - 6/30/17	2016	1/01/17 - 6/30/17	2016
Operations:
Net investment income (loss)	$ 5	$ 13	$ 31	$ 145
Net realized gain (loss) from sales of affiliated funds	1	(16)	(20)	(124)
Net realized gain (loss) on foreign currency transactions	–	–	(6)	6
Capital gain distributions received from affiliated funds	1	8	13	149
Net change in unrealized appreciation from affiliated funds	14	29	317	270
Net change in unrealized appreciation (depreciation) on foreign currency translation	–	–	1	(1)
Net Increase in Net Assets Resulting from Operations	21	34	336	445
Dividends and Distributions From:
Net Investment Income:
Class II	(2)	(14)	(3)	(28)
Class III	–	(1)	(12)	(172)
Net Realized Gains:
Class II	–	–	–	(6)
Class III	–	–	–	(28)
Total Dividends and Distributions	(2)	(15)	(15)	(234)
Capital Share Transactions:(1)
Class II
Proceeds from shares issued	43	1,904	413	2,454
Reinvestment of dividends & distributions	2	14	3	34
Cost of shares redeemed	(447)	(1,399)	(605)	(2,411)
Increase (Decrease) in Net Assets Derived from Class II Transactions	(402)	519	(189)	77
Class III
Proceeds from shares issued	–	25	1,350	6,196
Reinvestment of dividends & distributions	–	1	12	200
Cost of shares redeemed	(1)	(44)	(1,607)	(3,228)
Increase (Decrease) in Net Assets Derived from Class III Transactions	(1)	(18)	(245)	3,168
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(403)	501	(434)	3,245
Net Increase (Decrease) in Net Assets	(384)	520	(113)	3,456
Net Assets:
Beginning of Period	1,796	1,276	13,993	10,537
End of Period	$ 1,412	$ 1,796	$ 13,880	$ 13,993
Undistributed Net Investment Income Included in Net Assets at End of Period	$ 5	$ 2	$ 27	$ 11

(1) For Capital Share Transactions see Note 4 in the Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

VP Moderate Strategy Fund		VP Market Plus Strategy Fund		VP Balanced Strategy Fund		VP Market Growth Strategy Fund
1/01/17 - 6/30/17	2016	1/01/17 - 6/30/17	2016	1/01/17 - 6/30/17	2016	1/01/17 - 6/30/17	2016

$ 19	$ 169	$ (2)	$ 40	$ 11	$ 79	$ 4	$ 111
(14)	(206)	1	(287)	(50)	(130)	(53)	(457)
(12)	14	–	–	–	–	–	–
18	278	–	66	–	134	–	182
487	530	386	555	445	400	785	989
4	(4)	–	–	–	–	–	–
502	781	385	374	406	483	736	825

(2)	(35)	–	(20)	(1)	(11)	(2)	(52)
(5)	(248)	–	(68)	(5)	(160)	(2)	(195)
–	(12)	–	(44)	–	(4)	–	(73)
–	(85)	–	(139)	–	(119)	–	(256)
(7)	(380)	–	(271)	(6)	(294)	(4)	(576)

568	846	(3)	209	425	324	334	363
2	48	–	63	1	16	2	124
(197)	(912)	(17)	(842)	(188)	(15)	(149)	(1,105)
373	(18)	(20)	(570)	238	325	187	(618)

380	5,714	44	933	886	2,363	1,884	2,420
4	334	–	207	5	279	2	451
(1,970)	(2,501)	(228)	(580)	(965)	(711)	(1,434)	(1,282)
(1,586)	3,547	(184)	560	(74)	1,931	452	1,589

(1,213)	3,529	(204)	(10)	164	2,256	639	971
(718)	3,930	181	93	564	2,445	1,371	1,220

13,756	9,826	4,602	4,509	8,052	5,607	11,677	10,457
$ 13,038	$ 13,756	$ 4,783	$ 4,602	$ 8,616	$ 8,052	$ 13,048	$ 11,677
$ 43	$ 31	$ 2	$ 4	$ 13	$ 8	$ 16	$ 16

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	13

FINANCIAL HIGHLIGHTS

For the period ended June 30, 2017 (Unaudited) and the years or periods ended December 31, (unless otherwise

For Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate†
VP Defensive Strategy Fund
Class II
2017@	$10.02	$0.03	$0.09	$0.12	$(0.02)	$—	$(0.02)	$10.12	1.21%	$1,207	0.51%	1.08%		0.67%		3%
2016	9.88	0.08	0.15	0.23	(0.09)	—	(0.09)	10.02	2.36	1,593	0.52	1.09		0.79		114
2015	10.06	0.10	(0.13)	(0.03)	(0.10)	(0.05)	(0.15)	9.88	(0.27)	1,059	0.29	1.35		0.96		95
2014	10.07	0.07	0.07	0.14	(0.15)	—	(0.15)	10.06	1.47	456	0.28	5.32	#	0.70		126
2013‡	10.00	0.03	0.04	0.07	—	—	—	10.07	0.70	51	0.35	60.48	#	1.32	#	12
Class III
2017@	$10.01	$0.02	$0.09	$0.11	$(0.01)	$—	$(0.01)	$10.11	1.14%	$205	0.76%	1.38%		0.43%		3%
2016	9.87	0.05	0.15	0.20	(0.06)	—	(0.06)	10.01	2.10	203	0.76	1.36		0.49		114
2015	10.05	0.05	(0.10)	(0.05)	(0.08)	(0.05)	(0.13)	9.87	(0.50)	217	0.53	1.59		0.46		95
2014	10.06	0.09	0.02	0.11	(0.12)	—	(0.12)	10.05	1.17	146	0.53	14.02	#	0.90		126
2013‡	10.00	0.02	0.04	0.06	—	—	—	10.06	0.60	50	0.60	60.73	#	1.07	#	12
VP Conservative Strategy Fund
Class II
2017@	$10.18	$0.03	$0.24	$0.27	$(0.02)	$—	$(0.02)	$10.43	2.62%	$1,556	0.53%	1.09%		0.67%		12%
2016	9.99	0.13	0.26	0.39	(0.17)	(0.03)	(0.20)	10.18	3.90	1,707	0.54	1.17		1.28		76
2015	10.27	0.18	(0.20)	(0.02)	(0.18)	(0.08)	(0.26)	9.99	(0.26)	1,591	0.38	1.51		1.77		46
2014	10.14	0.15	0.19	0.34	(0.21)	—	(0.21)	10.27	3.40	614	0.25	3.12	#	1.43		40
2013‡	10.00	0.09	0.05	0.14	—	—	—	10.14	1.40	77	0.29	45.15	#	4.25	#	10
Class III
2017@	$10.17	$0.02	$0.23	$0.25	$(0.01)	$—	$(0.01)	$10.41	2.46%	$12,324	0.78%	1.39%		0.42%		12%
2016	9.97	0.12	0.26	0.38	(0.15)	(0.03)	(0.18)	10.17	3.76	12,286	0.78	1.43		1.13		76
2015	10.25	0.14	(0.19)	(0.05)	(0.15)	(0.08)	(0.23)	9.97	(0.49)	8,946	0.63	1.76		1.40		46
2014	10.14	0.16	0.14	0.30	(0.19)	—	(0.19)	10.25	3.00	5,198	0.50	3.10	#	1.58		40
2013‡	10.00	0.16	(0.02)^	0.14	—	—	—	10.14	1.40	375	0.54	31.31	#	7.32	#	10
VP Moderate Strategy Fund
Class II
2017@	$10.23	$0.02	$0.37	$0.39	$(0.01)	$—	$(0.01)	$10.61	3.83%	$1,963	0.58%	1.11%		0.51%		7%
2016	9.93	0.15	0.47	0.62	(0.24)	(0.08)	(0.32)	10.23	6.24	1,526	0.59	1.20		1.46		48
2015	10.37	0.15	(0.25)	(0.10)	(0.21)	(0.13)	(0.34)	9.93	(1.00)	1,495	0.48	1.52		1.48		24
2014	10.21	0.48	0.06	0.54	(0.36)	(0.02)	(0.38)	10.37	5.35	1,242	0.19	2.74	#	4.51		9
2013‡	10.00	0.05	0.16^	0.21	—	—	—	10.21	2.10	51	0.22	41.61	#	2.25	#	12
Class III
2017@	$10.21	$0.01	$0.36	$0.37	$—††	$—	$—	$10.58	3.67%	$11,075	0.84%	1.39%		0.25%		7%
2016	9.91	0.13	0.46	0.59	(0.21)	(0.08)	(0.29)	10.21	6.00	12,230	0.85	1.45		1.29		48
2015	10.35	0.19	(0.31)	(0.12)	(0.19)	(0.13)	(0.32)	9.91	(1.23)	8,331	0.73	1.77		1.80		24
2014	10.20	0.24	0.27	0.51	(0.34)	(0.02)	(0.36)	10.35	5.04	4,278	0.44	3.18	#	2.31		9
2013‡	10.00	0.23	(0.03)^	0.20	—	—	—	10.20	2.00	389	0.47	25.87	#	10.69	#	12

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Amount represents less than $0.01 per share.

‡	For the period October 15, 2013 (commencement of operations) through December 31, 2013 all ratios have been annualized.

#	Ratio reflects the impact of the low level of average net assets and timing of subscriptions.

^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

@	For the six month period ended June 30, 2017. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

14	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate†
VP Market Plus Strategy Fund

Class II
2017@	$10.07	$—	$0.86	$0.86	$—	$—	$—	$10.93	8.54%	$ 967	0.58%	1.10%		0.05%		2%
2016	9.88	0.09	0.74	0.83	(0.22)	(0.42)	(0.64)	10.07	8.40	905	0.57	1.17		0.89		43
2015	10.61	0.10	(0.48)	(0.38)	(0.12)	(0.23)	(0.35)	9.88	(3.59)	1,450	0.45	1.57		0.98		31
2014	10.49	0.72	(0.24)	0.48	(0.33)	(0.03)	(0.36)	10.61	4.60	677	0.09	3.10	#	6.69		42
2013‡	10.00	0.06	0.43	0.49	—	—	—	10.49	4.90	61	0.13	51.09	#	2.89	#	2

Class III
2017@	$10.06	$(0.01)	$0.85	$0.84	$—	$—	$—	$10.90	8.35%	$ 3,816	0.83%	1.40%		(0.20)%		2%
2016	9.87	0.09	0.71	0.80	(0.19)	(0.42)	(0.61)	10.06	8.16	3,697	0.82	1.42		0.86		43
2015	10.60	0.05	(0.46)	(0.41)	(0.09)	(0.23)	(0.32)	9.87	(3.82)	3,059	0.70	1.80		0.51		31
2014	10.49	0.16	0.29	0.45	(0.31)	(0.03)	(0.34)	10.60	4.27	2,187	0.34	4.62	#	1.51		42
2013‡	10.00	0.07	0.42	0.49	—	—	—	10.49	4.90	361	0.38	47.50	#	3.42	#	2
VP Balanced Strategy Fund

Class II
2017@	$10.04	$0.02	$0.50	$0.52	$(0.01)	$—	$(0.01)	$10.55	5.22%	$ 809	0.62%	1.09%		0.48%		14%
2016	9.75	0.17	0.52	0.69	(0.24)	(0.16)	(0.40)	10.04	7.15	544	0.65	1.12		1.73		23
2015	10.35	0.05	(0.38)	(0.33)	(0.17)	(0.10)	(0.27)	9.75	(3.20)	215	0.52	1.48		0.50		31
2014	10.25	0.19	0.23	0.42	(0.31)	(0.01)	(0.32)	10.35	4.12	370	0.11	3.70	#	1.79		24
2013‡	10.00	0.04	0.21	0.25	—	—	—	10.25	2.50	51	0.16	57.43	#	2.06	#	8
Class III
2017@	$10.03	$0.01	$0.50	$0.51	$(0.01)	$—	$(0.01)	$10.53	5.06%	$ 7,807	0.88%	1.39%		0.23%		14%
2016	9.74	0.11	0.56	0.67	(0.22)	(0.16)	(0.38)	10.03	6.90	7,508	0.89	1.43		1.07		23
2015	10.34	0.10	(0.45)	(0.35)	(0.15)	(0.10)	(0.25)	9.74	(3.42)	5,392	0.77	1.80		0.93		31
2014	10.24	0.19	0.21	0.40	(0.29)	(0.01)	(0.30)	10.34	3.93	2,372	0.36	3.69	#	1.86		24
2013‡	10.00	0.04	0.20	0.24	—	—	—	10.24	2.40	74	0.41	58.08	#	1.94	#	8
VP Market Growth Strategy Fund

Class II
2017@	$9.95	$0.01	$0.61	$0.62	$(0.01)	$—	$(0.01)	$10.56	6.32%	$ 2,462	0.59%	1.10%		0.27%		12%
2016	9.74	0.10	0.65	0.75	(0.24)	(0.30)	(0.54)	9.95	7.72	2,126	0.59	1.17		1.06		38
2015	10.43	0.09	(0.45)	(0.36)	(0.14)	(0.19)	(0.33)	9.74	(3.43)	2,679	0.47	1.52		0.85		22
2014	10.33	0.39	0.04	0.43	(0.32)	(0.01)	(0.33)	10.43	4.16	2,405	0.11	2.71	#	3.64		26
2013‡	10.00	0.01	0.32	0.33	—	—	—	10.33	3.30	67	0.14	37.21	#	0.60	#	1

Class III
2017@	$9.93	$—	$0.61	$0.61	$— ††	$—	$—	$10.54	6.17%	$10,586	0.84%	1.39%		0.01%		12%
2016	9.72	0.10	0.62	0.72	(0.21)	(0.30)	(0.51)	9.93	7.44	9,551	0.85	1.42		0.98		38
2015	10.41	0.07	(0.45)	(0.38)	(0.12)	(0.19)	(0.31)	9.72	(3.67)	7,778	0.72	1.77		0.66		22
2014	10.32	0.12	0.28	0.40	(0.30)	(0.01)	(0.31)	10.41	3.85	5,230	0.36	2.98	#	1.14		26
2013‡	10.00	0.08	0.24	0.32	—	—	—	10.32	3.20	501	0.39	28.77	#	3.95	#	1

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2017

1. ORGANIZATION

SEI Insurance Products Trust (the “Trust”) is organized as a Delaware statutory trust under a certificate of trust dated June 21, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (“40 Act”), as an open-end investment company with six funds: VP Defensive Strategy Fund; VP Conservative Strategy Fund; VP Moderate Strategy Fund; VP Market Plus Strategy Fund; VP Balanced Strategy Fund; and VP Market Growth Strategy Fund (each a “Fund” and collectively, the “Funds”). Each Fund is predominantly a “fund of funds” and offers shareholders the opportunity to invest in shares of certain underlying affiliated investment companies (the “Underlying SEI Funds”), which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional International Trust and SEI Institutional Managed Trust. The Certificate of Trust permits the Trust to offer Class II and Class III shares in each Fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and principle investment strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-months ended June 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-months ended June 30, 2017, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded in the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

16	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts—To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investmentsfor details regarding open forward foreign currency contracts as of June 30, 2017, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

Pursuant to Rule 12b-1 under the Investment Company Act, the Funds have adopted a distribution and shareholder services plan with respect to Class III Shares that allows Class III Shares to pay fees to service providers to compensate them for distribution services or shareholder services with respect to Class III Shares.

In addition, the Funds have adopted a shareholder services plan (the “Service Plan”) with respect to Class II and III Shares that allows such Shares to pay service providers a feein connection with the ongoing servicing of shareholder accounts owning such Shares.

The Funds’ Distribution Agreement with SEI Investments Distribution Co (“SIDCo”) provides that distribution fees and shareholder service fees will be paid to SIDCo., which may then be used by SIDCo. to compensate insurance companies and other financial intermediaries for providing distribution or shareholder services with respect to Class II and III Shares as applicable.

Effective April 30, 2017, the Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until April 30, 2018, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/ or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The Adviser, Administrator and Distributor for the Trust serve in the same capacity for the underlying affiliated investment companies.

Prior to April 30, 1017, the following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Distribution Fees*	Voluntary Expense Limitations	Contractual Expense Limitations
VP Defensive Strategy Fund
Class II	0.10%	0.20%	0.25%	-	0.53%	0.63%
Class III	0.10%	0.20%	0.25%	0.30%	0.78%	0.88%
VP Conservative Strategy Fund
Class II	0.10%	0.20%	0.25%	-	0.55%	0.65%
Class III	0.10%	0.20%	0.25%	0.30%	0.80%	0.90%
VP Moderate Strategy Fund
Class II	0.10%	0.20%	0.25%	-	0.62%	0.72%
Class III	0.10%	0.20%	0.25%	0.30%	0.87%	0.97%
VP Market Plus Strategy Fund
Class II	0.10%	0.20%	0.25%	-	0.59%	0.69%
Class III	0.10%	0.20%	0.25%	0.30%	0.84%	0.94%
VP Balanced Strategy Fund
Class II	0.10%	0.20%	0.25%	-	0.67%	0.77%
Class III	0.10%	0.20%	0.25%	0.30%	0.92%	1.02%
VP Market Growth Strategy Fund
Class II	0.10%	0.20%	0.25%	-	0.61%	0.71%
Class III	0.10%	0.20%	0.25%	0.30%	0.86%	0.96%

Effective April 30, 2017, the following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Distribution Fees*	Voluntary Expense Limitations	Contractual Expense Limitations
VP Defensive Strategy Fund
Class II	0.10%	0.25%	-	0.46%	0.56%
Class III	0.10%	0.25%	0.30%	0.71%	0.81%
VP Conservative Strategy Fund
Class II	0.10%	0.25%	-	0.49%	0.59%
Class III	0.10%	0.25%	0.30%	0.94%	0.84%
VP Moderate Strategy Fund
Class II	0.10%	0.25%	-	0.52%	0.62%
Class III	0.10%	0.25%	0.30%	0.77%	0.87%
VP Market Plus Strategy Fund
Class II	0.10%	0.25%	-	0.55%	0.65%
Class III	0.10%	0.25%	0.30%	0.80%	0.90%
VP Balanced Strategy Fund
Class II	0.10%	0.25%	-	0.55%	0.65%
Class III	0.10%	0.25%	0.30%	0.80%	0.90%
VP Market Growth Strategy Fund
Class II	0.10%	0.25%	-	0.55%	0.65%
Class III	0.10%	0.25%	0.30%	0.80%	0.90%

*These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

18	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

Effective January 1, 2017, the Trust will pay the Administrator the following fees, at the annual rate set forth below calculated based upon the aggregate average daily net assets of the Trust:

	Previous Contractual Fees	Contractual Fees as of January 1, 2017
	1/31/16-12/31/16	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
VP Defensive Strategy Fund	0.200%	0.150%	0.1375%	0.1250%	0.1125%	0.100%
VP Conservative Strategy Fund	0.200%	0.150%	0.1375%	0.1250%	0.1125%	0.100%
VP Moderate Strategy Fund	0.200%	0.150%	0.1375%	0.1250%	0.1125%	0.100%
VP Market Plus Strategy Fund	0.200%	0.150%	0.1375%	0.1250%	0.1125%	0.100%
VP Balanced Strategy Fund	0.200%	0.150%	0.1375%	0.1250%	0.1125%	0.100%
VP Market Growth Strategy Fund	0.200%	0.150%	0.1375%	0.1250%	0.1125%	0.100%

Interfund Lending — The Securities and Exchange Commission (“SEC”) has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and for the six-months ended June 30, 2017, the Trust did not participate in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Adviser, the Administrator and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Adviser or the Administrator pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	VP Defensive Strategy Fund		VP Conservative Strategy Fund		VP Moderate Strategy Fund
	1/01/17 - 6/30/17	2016	1/01/17 - 6/30/17	2016	1/01/17 - 6/30/17	2016
Shares Issued and Redeemed:
Class II:
Shares issued	4	192	40	242	55	82
Shares issued in lieu of cash distributions	—	1	—	4	—	5
Shares redeemed	(44)	(141)	(59)	(237)	(19)	(89)
Total Class II Transactions	(40)	52	(19)	9	36	(2)
Class III:
Shares issued	—	3	131	609	37	569
Shares issued in lieu of cash distributions	—	—	1	20	—	31
Shares redeemed	—	(5)	(156)	(318)	(189)	(243)
Total Class III Transactions	—	(2)	(24)	311	(152)	357
Increase (Decrease) in Capital Shares	(40)	50	(43)	320	(116)	355

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

	VP Market Plus Strategy Fund		VP Balanced Strategy Fund		VP Market Growth Strategy Fund
	1/01/17 - 6/30/17	2016	1/01/17 - 6/30/17	2016	1/01/17 - 6/30/17	2016
Shares Issued and Redeemed:
Class II:
Shares issued	—	21	41	32	33	37
Shares issued in lieu of cash distributions	—	6	—	1	—	13
Shares redeemed	(2)	(84)	(18)	(1)	(14)	(111)
Total Class II Transactions	(2)	(57)	23	32	19	(61)
Class III:
Shares issued	4	96	86	237	181	245
Shares issued in lieu of cash distributions	—	20	1	27	—	45
Shares redeemed	(21)	(59)	(94)	(70)	(138)	(129)
Total Class III Transactions	(17)	57	(7)	194	43	161
Increase (Decrease) in Capital Shares	(19)	—	16	226	62	100

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities other than short-term securities, during the six-months ended June 30, 2017, were as follows ($ Thousands):

Total
VP Defensive Strategy Fund
Purchases	$50
Sales	434
VP Conservative Strategy Fund
Purchases	1,648
Sales	2,088
VP Moderate Strategy Fund
Purchases	945
Sales	2,161
VP Market Plus Strategy Fund
Purchases	89
Sales	296
VP Balanced Strategy Fund
Purchases	1,336
Sales	1,182
VP Market Growth Strategy Fund
Purchases	2,150
Sales	1,513

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years December 31, 2016 and December 31, 2015 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Totals
	2016	2015	2016	2015	2016	2015
VP Defensive Strategy Fund	$15	$12	$–	$4	$15	$16
VP Conservative Strategy Fund	200	149	34	61	234	210
VP Moderate Strategy Fund	283	174	97	102	380	276
VP Market Plus Strategy Fund	89	41	182	84	271	125
VP Balanced Strategy Fund	170	80	124	48	294	128
VP Market Growth Strategy Fund	247	135	329	180	576	315

20	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds and foreign exchange gain/loss have been reclassified to/ from the following accounts as of December 31, 2016 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
VP Defensive Strategy Fund	$ 4	$ (4)	$ —
VP Conservative Strategy Fund	65	(65)	—
VP Moderate Strategy Fund	134	(134)	—
VP Market Plus Strategy Fund	40	(40)	—
VP Balanced Strategy Fund	91	(91)	—
VP Market Growth Strategy Fund	118	(118)	—

These reclassifications have no impact on net assets or net asset value per share.

As of December 31, 2016, the components of Accumulated Losses on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Other Temporary Differences	Unrealized (Depreciation)	Total Accumulated Losses
VP Defensive Strategy Fund	$4	$2	$—	$—	$(12)	$(6)
VP Conservative Strategy Fund	10	65	—	2	(178)	(101)
VP Moderate Strategy Fund	28	37	—	1	(164)	(98)
VP Market Plus Strategy Fund	4	—	(139)	—	(84)	(219)
VP Balanced Strategy Fund	10	—	(18)	—	(215)	(223)
VP Market Growth Strategy Fund	16	—	(124)	—	(538)	(646)

Amounts designated as “—” are $0 or have been rounded to $0.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under the previous law. Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
VP Market Plus Strategy Fund	$12	$127	$139
VP Balanced Strategy Fund	5	13	18
VP Market Growth Strategy Fund	28	96	124

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at June 30, 2017, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
VP Defensive Strategy Fund	$1,390	$29	$(4)	$25
VP Conservative Strategy Fund	13,604	363	(63)	300
VP Moderate Strategy Fund	12,587	526	(48)	478
VP Market Plus Strategy Fund	4,307	487	(3)	484
VP Balanced Strategy Fund	8,279	421	(67)	354
VP Market Growth Strategy Fund	12,452	726	(108)	618

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest in underlying funds that are comprised of fixed income and equity securities in specific industries, and therefore, the Funds may be affected by events in these industries. Each Funds’ prospectus provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

The following descriptions provide additional information about some of the risks investing in the Funds:

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended (1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

June 30, 2017

investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Currency Risk — As a result of the Fund’s and certain Underlying SEI Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterpart to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Fund or an Underlying SEI Fund. Correlation risk is the risk that changes in the value of a derivative instrument may not correlate perfectly with changes in the value of the derivative instrument’s underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund or an Underlying SEI Fund would like, which may cause the Fund or the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s or the Underlying SEI Fund’s management or performance. The use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Fund or the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value. Each of the above risks could cause the Fund or an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s or an Underlying SEI Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s or an Underlying SEI Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

22	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

9. REGULATORY MATTERS

In October 30 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. No further disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	23

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2017

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017. The expense examples do not reflect expenses and charges which are, or may be imposed, under the investor’s variable contract issued by an insurance company.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Annualized Expense Ratios	Expenses Paid During Period*
VP Defensive Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,012.10	0.51%	$2.54
Class III	1,000.00	1,011.40	0.76	3.79
Hypothetical 5% Return
Class II	$1,000.00	$1,022.27	0.51%	$2.56
Class III	1,000.00	1,021.03	0.76	3.81
VP Conservative Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,026.20	0.53%	$2.66
Class III	1,000.00	1,024.60	0.78	3.92
Hypothetical 5% Return
Class II	$1,000.00	$1,022.17	0.53%	$2.66
Class III	1,000.00	1,020.93	0.78	3.91

	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Annualized Expense Ratios	Expenses Paid During Period*
VP Moderate Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,038.30	0.58%	$2.93
Class III	1,000.00	1,036.70	0.84	4.24
Hypothetical 5% Return
Class II	$1,000.00	$1,021.92	0.58%	$2.91
Class III	1,000.00	1,020.63	0.84	4.21
VP Market Plus Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,085.40	0.58%	$3.00
Class III	1,000.00	1,083.50	0.83	4.29
Hypothetical 5% Return
Class II	$1,000.00	$1,021.92	0.58%	$2.91
Class III	1,000.00	1,020.68	0.83	4.16

24	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Annualized Expense Ratios	Expenses Paid During Period*
VP Balanced Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,052.20	0.62%	$3.15
Class III	1,000.00	1,050.60	0.88	4.47
Hypothetical 5% Return
Class II	$1,000.00	$1,021.72	0.62%	$3.11
Class III	1,000.00	1,020.43	0.88	4.41
VP Market Growth Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,063.20	0.59%	$3.02
Class III	1,000.00	1,061.70	0.84	4.29
Hypothetical 5% Return
Class II	$1,000.00	$1,021.87	0.59%	$2.96
Class III	1,000.00	1,020.63	0.84	4.21

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	25

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreement (Unaudited)

SEI Insurance Products Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”), which are primarily invested in affiliated underlying funds. The management and affairs of the Trust are supervised by a Board of Trustees (each member, a “Trustee” and collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Advisory Agreement be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds a meeting each year to consider whether to renew the existing Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for this meeting, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations and the services provided pursuant to the Advisory Agreement. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s policies on and compliance procedures for personal securities transactions; (xi) SIMC’s expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance for the year ended December 31, 2016 compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 28-29, 2017 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds were sufficient to support the renewal of the Advisory Agreement. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew the Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance

26	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017

information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). For the Funds and a universe of comparable funds, the Broadridge Report included metrics on risk analysis (except for the VP Moderate Strategy Fund), volatility versus total return, net total return and performance consistency. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of the Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates contractual and voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2017	27

SEI INSURANCE PRODUCTS TRUST SEMI-ANNUAL REPORT

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-033 (06/17)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By:	/s/ Robert A. Nesher, President and CEO
Robert A. Nesher, President and CEO

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher, President and CEO
Robert A. Nesher, President and CEO

Date: August 29, 2017

By:	/s/ James J. Hoffmayer, Controller & CFO
James J. Hoffmayer, Controller & CFO

Date: August 29, 2017